UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland          Boston, Massachusetts          11/13/06
--------------------------    ----------------------------  --------------------
       [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $74,676
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-10808                        Sun Valley Gold LLC

2.        28-11774                        Geologic Resource Fund Ltd.


                                                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7      COLUMN 8

                                TITLE                      VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION      MGRS  SOLE  SHARED     NONE
--------------                  --------      -----       --------  -------   --- ----   ----------      ----  ----  ------     ----
ARCH COAL INC                   COM           039380100   1,018        35,214 SH         SHARED-OTHER    1     0        35,214   0
ARCH COAL INC                   COM           039380100   3,318       114,786 SH         SHARED-OTHER    1,2   0       114,786   0
AURIZON MINES LTD               COM           05155P106   2,051       770,934 SH         SHARED-OTHER    1     0       770,934   0
AURIZON MINES LTD               COM           05155P106   6,668     2,506,866 SH         SHARED-OTHER    1,2   0     2,506,866   0
CAMECO CORP                     COM           13321L108     375        10,253 SH         SHARED-OTHER    1     0        10,253   0
CAMECO CORP                     COM           13321L108   1,217        33,283 SH         SHARED-OTHER    1,2   0        33,283   0
KIMBER RES INC                  COM           49435N101     691       345,611 SH         SHARED-OTHER    1     0       345,611   0
KIMBER RES INC                  COM           49435N101   2,291     1,145,589 SH         SHARED-OTHER    1,2   0     1,145,589   0
MINEFINDERS LTD                 COM           602900102   1,661       182,100 SH         SHARED-OTHER    1     0       182,100   0
MINEFINDERS LTD                 COM           602900102   5,848       641,200 SH         SHARED-OTHER    1,2   0       641,200   0
MIRAMAR MINING CORP             COM           60466E100     459       111,849 SH         SHARED-OTHER    1     0       111,849   0
MIRAMAR MINING CORP             COM           60466E100   3,149       768,151 SH         SHARED-OTHER    1,2   0       768,151   0
NEWMONT MINING CORP             COM           651639106   2,052        48,000 SH         SHARED-OTHER    1     0        48,000   0
NEWMONT MINING CORP             COM           651639106   6,498       152,000 SH         SHARED-OTHER    1,2   0       152,000   0
PEABODY ENERGY CORP             COM           704549104   1,382        37,566 SH         SHARED-OTHER    1     0        37,566   0
PEABODY ENERGY CORP             COM           704549104   4,503       122,434 SH         SHARED-OTHER    1,2   0       122,434   0
PERU COPPER INC                 COM           715455101   2,040       505,047 SH         SHARED-OTHER    1     0       505,047   0
PERU COPPER INC                 COM           715455101   6,623     1,639,453 SH         SHARED-OTHER    1,2   0     1,639,453   0
RANDGOLD RES LTD                ADR           752344309     137         6,733 SH         SHARED-OTHER    1     0         6,733   0
RANDGOLD RES LTD                ADR           752344309     435        21,374 SH         SHARED-OTHER    1,2   0        21,374   0
RIO NARCEA GOLD MINES INC       COM           766909105   2,921     1,303,920 SH         SHARED-OTHER    1     0     1,303,920   0
RIO NARCEA GOLD MINES INC       COM           766909105   9,480     4,231,980 SH         SHARED-OTHER    1,2   0     4,231,980   0
TITANIUM METALS CORP            COM NEW       888339207   2,321        91,803 SH         SHARED-OTHER    1     0        91,803   0
TITANIUM METALS CORP            COM NEW       888339207   7,538       298,197 SH         SHARED-OTHER    1,2   0       298,197   0



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